SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:Basic and Diluted Loss Per Share (Details)	Sep. 30, 2012	Mar. 31, 2012
Stock Options To Purchase	3,050,000	2,100,000
Common Shares Issuable Under Convertible Note	1,193,773	786,058
Common Shares Issuable Unearned	663,333